Capital Stock (Tables)	12 Months Ended
Sep. 30, 2025
Capital Stock [Abstract]
Schedule of Black-Scholes Option Valuation Model, with the Following Weighted Average Assumptions

The fair values of these stock options were estimated at the dates of grant, which is August 6, 2025 for stock options granted in fiscal 2025 and October 19, 2023 for stock options granted in fiscal 2024, using the Black-Scholes Option Valuation Model, with the following weighted average assumptions:

	September 30, 2025	September 30, 2024
Stock price	$0.54	$1.16
Exercise price	$0.54	$1.16
Expected risk free interest rate	3.77%	4.75%
Expected volatility	136.90%	166.40%
Expected life in years	5	5
Expected dividend yield	nil	nil
Grant date fair value per option	$0.48	$1.10

Schedule of Outstanding Stock Options

A continuity schedule of outstanding stock options at September 30, and the changes during the periods, is as follows:

	Number of Stock Options	Weighted Average Exercise Price
		US$
Balance, September 30, 2023	455,000	3.73
Granted	1,030,000	1.16
Exercised	-	-
Forfeited	-	-
Balance, September 30, 2024	1,485,000	1.95
Granted	1,030,000	0.54
Exercised	-	-
Forfeited	-	-
Balance, September 30, 2025	2,515,000	1.37

Schedule of Outstanding Unvested Stock Options

A continuity schedule of outstanding unvested stock options at September 30, and the changes during the periods, is as follows:

	Number of Unvested Stock Options	Weighted Average Grant Date Fair Value
		US$
Balance, September 30, 2023	22,500	2.11
Granted	1,030,000	1.10
Vested	(775,000)	1.19
Forfeited	-	-
Balance, September 30, 2024	277,500	1.10
Granted	1,030,000	0.48
Vested	(1,161,250)	0.68
Forfeited	-	-
Balance, September 30, 2025	146,250	0.61

Schedule of Stock Options Outstanding and Exercisable

A summary of stock options outstanding and exercisable at September 30, 2025:

	Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
		US$
Grant date
November 1, 2021	365,000	4.10	6.08
December 30, 2022	90,000	2.21	7.25
October 19, 2023	1,013,750	1.16	8.08
August 6, 2025	900,000	0.54	9.83

A summary of warrants outstanding and exercisable at September 30, 2025:

	Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
		US$
Grant date
March 29, 2021	1,562,686	7.50	0.49
January 8, 2024	400,000	2.00	3.27
May 27, 2025	13,500,000	0.48	0.65
August 26, 2025	253,425	0.73	4.90

Schedule of Stock-Based Compensation Expense

A summary of stock-based compensation expense for the years ended September 30 2025, 2024 and 2023 is as follows:

	September 30,	September 30,	September 30,
	2025	2024	2023
	US$	US$	US$

Common share awards	524,280	834,399	1,796,179
Stock option awards	448,599	1,142,787	265,631
Total	972,879	1,977,186	2,061,810

Schedule of Warrants

The continuity of the Company’s warrants is as follows:

	Number of Warrants	Weighted Average Exercise Price
		US$
Balance, September 30, 2023	1,562,686	7.50
Granted	400,000	2.00
Exercised	-	-
Forfeited	-	-
Balance, September 30, 2024	1,962,686	6.38
Granted	13,753,425	0.48
Exercised	-	-
Forfeited	-	-
Balance, September 30, 2025	15,716,111	1.22